Severance, Restructuring and Acquisition Integration Activities - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 27, 2015 USD ($)	Jun. 28, 2015 USD ($)	Mar. 29, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 28, 2014 USD ($)	Jun. 29, 2014 USD ($)	Mar. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Program	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 27, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs	$ 13,600	$ 14,100	$ 4,900	$ 14,600	$ 22,000	$ 9,200	$ 38,200	$ 1,400		$ 47,170	$ 70,827	$ 14,888
Reduction in operating expenses										$ 18,000
Number of significant programs | Program										4
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs										$ 9,400	20,700	7,100
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs										31,700	46,500	6,500
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs										6,100	$ 3,600	$ 1,300
Grass Valley Restructuring Program [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs										25,400
Expected savings from the restructuring program	$ 30,000
Grass Valley Restructuring Program [Member] | Scenario Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Additional severance and other restructuring costs													$ 4,000
Productivity Improvement Program and Acquisition Integration [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs										18,500
Industrial Restructuring Program 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Severance, restructuring, and acquisition integration costs										$ 3,300
Industrial Restructuring Program 2015 [Member] | Scenario Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Additional severance and other restructuring costs													$ 9,000
Expected savings from the restructuring program									$ 18,000
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and integration cost payable period										60 days